NYSE

15007962

Received SEC

AUG 17 2015

Washington, DC 20549

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

001-09246

August 17, 2015

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERTWYS

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 5.25% Fixed Rate Senior Notes due 2045 of Barclays PLC under the Exchange Act of 1934.

Sincerely,

Silvio Conte